Assets held for sale - Schedule of components of assets held for sale (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cobourg facility
Disclosure Of Assets Held For Sale [Line Items]
Property and plant	$ 8,647,779	$ 8,610,504